EARNINGS (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net income (loss) attributable to ordinary shareholders, basic and diluted	$ 118,742	$ 32,372	$ (1,877)
Denominator:
Weighted-average ordinary shares outstanding, basic	51,444,028	49,908,423	48,366,378
Dilutive effect:
Employee share options, and RSUs	1,642,956	2,512,403	0
Weighted-average ordinary shares outstanding, diluted	53,086,984	52,420,826	48,366,378
Net income (loss) per share attributable to ordinary shareholders, basic	$ 2.31	$ 0.65	$ (0.04)
Net income (loss) per share attributable to ordinary shareholders, diluted	$ 2.24	$ 0.62	$ (0.04)